Segment Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax Income
Pre-tax income	$ 21,902	$ 21,003	$ 19,723
Total reportable segment
Pre-tax Income
Pre-tax income	24,015	22,904	20,923
Unallocated to segments
Pre-tax Income
Amortization of acquired intangible assets	(703)	(629)	(512)
Acquisition-related charges	(36)	(46)	(46)
Non-operating retirement-related (costs)/income	(538)	72	414
Unallocated corporate amounts	361	(56)	(98)
Elimination of internal transactions
Pre-tax Income
Pre-tax income	$ (1,197)	$ (1,243)	$ (957)